SHAREHOLDERS' EQUITY (Outstanding Warrants and Rights) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 7.75	$ 10.47	$ 5.38
Award Issuance Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Apr. 24, 2013
Outstanding and exercisable	135,537
Exercise price	$ 3.49
Exercisable through	Jul. 02, 2016
Award Issuance Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Apr. 24, 2013
Outstanding and exercisable	175,448
Exercise price	$ 3.49
Exercisable through	Apr. 23, 2016